SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2020	$ (8,666)
Other comprehensive income before reclassifications	823
Amounts reclassified from AOCI	(225)
Other comprehensive income	598	$ 542	$ (2,037)
Balance as of December 31, 2020	(8,068)	(8,666)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2020	(8,984)
Other comprehensive income before reclassifications	(929)
Amounts reclassified from AOCI
Other comprehensive income	(929)
Balance as of December 31, 2020	(9,913)	(8,984)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2020	318
Other comprehensive income before reclassifications	1,752
Amounts reclassified from AOCI	(225)
Other comprehensive income	1,527
Balance as of December 31, 2020	$ 1,845	$ 318